Document and Entity Information	Nov. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2024
Entity Registrant Name	HORIZON KINETICS HOLDING CORPORATION
Entity Central Index Key	0000088000
Entity Emerging Growth Company	false
Entity File Number	001-13458
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0920811
Entity Address, Address Line One	470 Park Ave S.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(646)
Local Phone Number	291-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE